INCOME TAXES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INCOME TAXES

NOTE 20 – INCOME TAXES

The relevant companies’ tax applicable to the Company commencing from 2021 (Year of Amalgamation) and thereafter is 27%.

The relevant companies’ tax applicable to BYND commencing from 2018 and thereafter is 23%. Current taxes for the reported periods are calculated according to the said tax rate.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 20 – INCOME TAXES (continued)

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Income (loss) before tax	$(47,588,970)	$(18,466,962)	$(1,658,404)
Income tax rate	27% and 23%	27% and 23%	27% and 23%
Expected income expense (recovery)	(12,851,939)	(4,889,258)	(460,055)
Permanent differences	8,738,305	971	(216,957)
Prior years reassessment of tax expense	-	-	-
Change in unrecognized deferred assets	1,907	(20,073)	43,428
Change in valuation allowance	4,085,102	4,600,864	542,633
Other	27,912	335,655	97,231
Total income tax expense	$1,287	$28,159	$6,280

Current income tax	$1,287	$28,159	$6,280
Deferred income tax	-	-	-
Total income tax expense	$1,287	$28,159	$6,280

Temporary differences that give rise to the following deferred tax assets and liabilities at are:

	December 31, 2024	December 31, 2023
Deferred tax assets
Non-capital loss carry forwards – Canada	9,330,761	5,245,659
Non-capital loss carry forwards – Israel	-	-
	$9,330,761	$5,245,659
Valuation allowance	(9,330,761)	(5,245,659)
	$-	$-

The Company has Canadian non-capital losses of $33,353,994 which is available to offset future years’ taxable income in Canada.

BYND has $nil (2023 - $nil) in non-capital losses carried forward for tax purposes, which can be carried forward indefinitely to be offset against future business income and business capital gains.

Tax attributes are subject to review, and potential adjustment, by tax authorities.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)